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[letterhead of
State Street Research & Management Company
One Financial Center
Boston, Massachusetts 02111]

VIA EDGAR

August 22, 2001

Securities and Exchange Commission
Filing Desk
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:      State Street Research Income Trust
         Securities Act of 1933 Registration No. 33-2697
         Investment Company Act of 1940 File No. 811-4559
         CIK 0000787980
         ------------------------------------------------

Ladies and Gentlemen:

On behalf of State Street Research Income Trust (the "Registrant") and pursuant to Rule 497(e) under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, as the same have been modified by Regulation S-T, we hereby file a statement to note for the record that prospectuses are in use which are foreign language translations of the English language prospectuses noted below. The prospectuses were filed electronically on July 30, 2001 (EDGAR accession number 0000912057-01-525710).

                                                              PROSPECTUSES
                  FUND                                        DATED AUGUST 1, 2001


                                                              CHINESE           SPANISH
                  State Street Research
                  High Income Fund                               X                  X

                  State Street Research
                  Strategic Growth & Income Fund                 X                  X




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Pursuant to Rule 306 of Regulation S-T, the Registrant represents that the
English language prospectuses are fair and accurate translations of the foreign language versions now in use.

If you have any questions with respect to the enclosed or if there is any way in which we may be of assistance, please do not hesitate to telephone the undersigned at (617) 357-1371.

STATE STREET RESEARCH
INCOME TRUST


By:      /s/ Amy L. Simmons
         -----------------------------------
         Amy L. Simmons
         Assistant Secretary


cc:      Peter T. Fariel, Esq.
         Geoffrey R.T. Kenyon, Esq.
         Evelyn M. Talmo
           Goodwin Procter LLP
         Darman A. Wing, Esq.
           State Street Research & Management Company